Employee compensation and benefits - Reconciliation of total incentive awards granted to income statement charge (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Employee Compensation And Benefits [Abstract]
Total incentive awards approved for the current year	$ 3,495	$ 2,659	$ 3,341
Less: deferred bonuses awarded, expected to be recognised in future periods	(379)	(239)	(337)
Total incentives awarded and recognised in the current year	3,116	2,420	3,004
Add: current year charges for deferred bonuses from previous years	270	286	327
Other	4	2	(55)
Income statement charge for incentive awards	$ 3,390	$ 2,708	$ 3,276